Putnam Emerging Markets ex-China ETF

The fund's portfolio

7/31/2025(Unaudited)

COMMON STOCKS (95.2%)(a)	Shares	Value
Automobiles (2.8%)
Kia Corp. (South Korea)	897		$66,169
Mahindra & Mahindra, Ltd. (India)	9,376		342,839
			409,008
Banks (22.1%)
Abu Dhabi Islamic Bank PJSC (United Arab Emirates)	77,922		512,543
Al Rajhi Bank (Saudi Arabia)(NON)	16,169		408,417
Bank Central Asia Tbk PT (Indonesia)	398,900		200,601
CTBC Financial Holding Co Ltd (Taiwan)	68,000		93,978
Grupo Financiero Banorte SAB de CV Class O (Mexico)	22,965		204,658
ICICI Bank, Ltd. (India)	34,854		589,423
Itau Unibanco Holding SA (Preference) (Brazil)	45,300		284,442
KB Financial Group Inc (South Korea)	3,590		287,086
National Bank of Greece SA (Greece)	21,661		303,803
OTP Bank Nyrt (Hungary)	2,328		189,303
Powszechna Kasa Oszczednosci Bank Polski SA (Poland)	10,534		231,562
			3,305,816
Broadline Retail (2.0%) MercadoLibre, Inc. (Brazil)(NON)	127		301,484
			301,484
Capital Markets (1.6%)
HDFC Asset Management Co., Ltd. (India)	3,639		234,711
			234,711
Communications Equipment (2.0%)
Accton Technology Corp. (Taiwan)	10,000		298,853
			298,853
Construction & Engineering (1.8%)
Gamuda Bhd (Malaysia)	104,900		127,405
Hyundai Engineering & Construction Co,, Ltd. (South Korea)	2,729		132,829
			260,234
Construction Materials (1.7%)
UltraTech Cement, Ltd. (India)	1,849		258,547
			258,547
Electric Utilities (1.8%)	9,873		274,448
Korea Electric Power Corp. (South Korea)
			274,448
Electronic Equipment, Instruments & Components (1.7%)
Elite Material Co., Ltd. (Taiwan)	7,000		259,151
			259,151
Entertainment (1.1%) Sea, Ltd. ADR (Singapore)(NON)	1,069		167,459
			167,459

Financial Services (0.8%) Meritz Financial Group, Inc. (South Korea)	1,429	119,324
		119,324
Health Care Providers & Services (1.6%)
Apollo Hospitals Enterprise, Ltd. (India)	2,829	242,148
		242,148
Hotels, Restaurants & Leisure (3.4%) Eternal Ltd. (India)(NON)	37,438	131,548
Indian Hotels Co., Ltd. (India)	27,800	235,082
MakeMyTrip, Ltd. (India)(NON)	1,412	132,149
		498,778
Household Durables (1.3%) Amber Enterprises India, Ltd. (India)(NON)	2,104	191,272
		191,272
Independent Power and Renewable Electricity Producers (1.8%)
NTPC, Ltd. (India)	69,227	264,149
		264,149
Industrial Conglomerates (1.4%)
Samsung C&T Corp. (South Korea)	1,673	203,274
		203,274
IT Services (1.2%)
Coforge Ltd. (India)	8,884	177,297
		177,297
Machinery 0.8%)
HD Hyundai Heavy Industries Co., Ltd. (South Korea)	324	114,596
		114,596
Metals & Mining (1.5%)
Anglogold Ashanti PLC. (United Kingdom)	4,874	220,796
		220,796
Personal Care Products (1.2%)
Kolmar Korea Co., Ltd. (South Korea)	2,507	176,256
		176,256
Professional Services (0.4%)
Benefit Systems SA (Poland)	66	59,879
		59,879
Real Estate Management & Development (1.9%)
Emaar Properties PJSC (United Arab Emirates)	69,030	286,603
		286,603
Semiconductors & Semiconductor Equipment (20.8%) MediaTek, Inc. (Taiwan)(NON)	7,000	321,300
SK Hynix, Inc. (South Korea)(NON)	1,980	390,489
Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)	61,000	2,370,718
		3,082,507
Specialty Retail (2.0%)
JUMBO SA (Greece)	8,808	297,932
		297,932

Technology Hardware, Storage & Peripherals (5.4%) Asia Vital Components Co., Ltd. (Taiwan)	9,000	278,315
Samsung Electronics Co., Ltd. (South Korea)	10,062	518,046
		796,361
Transportation Infrastructure (1.5%)
International Container Terminal Services, Inc. (Philippines)	28,480	218,730
		218,730
Water Utilities (1.6%)
Cia de Saneamento Basico do Estado de Sao Paulo SABESP (Brazil)	12,057	233,214
		233,214
Wireless Telecommunication Services (8.0%)
Bharti Airtel, Ltd. (India)	16,532	361,275
Etihad Etisalat Co (Saudi Arabia)(NON)	10,189	166,236
Far EasTone Telecommunications Co., Ltd. (Taiwan)	43,000	117,702
MTN Group Ltd. (South Africa)	27,753	233,633
TIM SA/Brazil (Brazil)	83,111	307,387
		1,186,232
Total Common Stocks ( Cost $11,299,852)		$14,139,058

SHORT-TERM INVESTMENTS (3.1%)(a)

	Shares	Value
Putnam Government Money Market Fund Class P 4.08%(AFF)	457,133	$457,133
Total short-term investments (cost $457,133) TOTAL INVESTMENTS Total Investments ( cost $11,756,984)		$457,133 $14,596,191

Key to holding's abbreviations

ADR American Depository Receipts: Represents ownership of foreign securities on deposit with a custodian bank. PJSC Public Joint Stock Company

Notes to the fund's portfolio

Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from May 1, 2025 through July 31, 2025 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's investment manager, an indirect wholly-owned subsidiary of Franklin Resources, Inc., and references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures.

Putnam Emerging Markets Ex-China ETF (the fund) is a non-diversified, open-end series of Putnam ETF Trust (the Trust), a Delaware statutory trust organized under the 1940 Act. The fund is an actively managed ETF.

The fund follows the accounting and reporting guidance in Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP), including, but not limited to, ASC 946.

(a) Percentages indicated are based on net assets of $14,854,376. (NON) This security is non-income-producing.

(AFF) Affiliated company. For investments in Putnam Government Money Market Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.

Transactions during the period with any company which is under common ownership or control were as follows:

Name of affiliate	Fair Value as of 4/30/25	Purchase Cost	Sale proceeds	Investment Income	Shares outstanding and fair value as of 7/31/25
Short-term investments

Putnam Government Money Market Fund Class P 4.08%†	$237,771	$3,881,868	$3,662,507	$4,058	$457,133
Total Short-term investments	$237,771	$3,881,868	$3,662,507	$4,058	$457,133

† Management fees paid by the fund are reduced by an amount equal to the management fees paid by Putnam Government Money Market Fund with respect to assets invested by the fund in Putnam Government Money Market Fund. There were no realized or unrealized gains or losses during the period.

Diversification By Country
Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
Taiwan	25.7%
India	21.7
South Korea	15.6
Brazil	7.7
United Arab Emirates	5.5
Greece	4.1
Saudi Arabia	3.9
United states	3.1
Poland	2.0
South Africa	1.6
United Kingdom	1.5
Philippines	1.5
Mexico	1.4
Indonesia	1.4
Hungary	1.3
Singapore	1.1
Malaysia	0.9

Total 100%

Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees (Trustees). The Trustees have formed a Pricing Committee to oversee the implementation of these procedures. Under compliance policies and procedures approved by the Trustees, the Trustees have designated the fund's investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the fund's administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The VC is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Trustees.

Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at the average of the last reported bid and ask prices, the"mid price", and is generally categorized as a Level 2 security.

Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.

Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Reliable prices are not readily available for equity securities in these circumstances, where the value of a security has been affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value. To address this, on certain days the fund will fair value these securities as determined in accordance with procedures approved by the Trustees. This includes using an independent third-party pricing service to adjust the value of such securities to the latest indications of fair value at 4:00 p.m. (Eastern Time). The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. These securities, which would generally be classified as level 1 securities, will be transferred to Level 2 on the fair value hierarchy when they are valued at fair value. Securities quoted in foreign currencies, if any, are translated into U.S.dollars at the current exchange rate. Short-term securities with remaining maturities of 60 days or less are valued using an independent pricing service approved by the Trustees, and are classified as Level 2 securities.

To the extent a pricing service or dealer is unable to value a security or provides a valuation that the fund's investment manager does not believe accurately reflects the security's fair value, the security will be valued at fair value by the fund's investment manager, which has been designated as valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.

To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:

Level 1: Valuations based on quoted prices for identical securities in active markets.

Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:

Valuation Inputs

Investments in securities: Level 1 Level 2 Level 3 Common stocks*:

Communication Services	$1,353,691
Consumer Discretionary	1,698,474
Consumer Staples	176,256
Financials	3,659,850
Health Care	242,148
Industrials	856,713
Information Technology	4,614,168
Materials	479,343
Real Estate	286,603
Utilities	771,811
$-		$-
-	-	-
-	-	-
-	-	-
-	-	-
-	-	-
-	-	-
-	-	-
-	-	-
-	-	-
-	-	-

Total common stocks	14,139,058
Short-term investments	457,133

$-	$-
-	-

-

Totals by level * Common stock classifications are presented at the sector level, which may differ from the fund's portfolio	$14,596,191	$-	$-
presentation.
For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report